Long-Term Debt - Other Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Long-Term Debt
Face amount	$ 3,017,843	$ 2,701,031
Equipment loan
Long-Term Debt
Face amount		$ 6,000
Repayments of debt	41,700
Gain (loss) on extinguishment of debt	1,600
Write off of debt issuance costs	100
Other long-term debt repayment penalty	$ 1,500
Equipment loan | Minimum
Long-Term Debt
Fixed interest rate		4.13%
Equipment loan | Maximum
Long-Term Debt
Fixed interest rate		7.10%